Intangible assets	12 Months Ended
Nov. 30, 2024
Texts Block [Abstract]
Intangible assets
13.	Intangible assets

	Commercialization rights – Trogarzo ® North American Territory	Commercialization rights – Trogarzo ® European Territory	Commercialization rights – EGRIFTA SV ®	Oncology platform	Total

Cost

Balance as at November 30, 2022	$ 14,804	$ 7,612	$ 14,041	$ 3,488	$ 39,945

Disposal	-	(7,612)	-	-	(7,612)

Balance as at November 30, 2023	$ 14,804	$-	$ 14,041	$ 3,488	$ 32,333

Impairment loss	-	-	-	(3,488)	(3,488)

Balance as at November 30, 2024	$ 14,804	$-	$ 14,041	$-	$ 28,845

Accumulated amortization

Balance as at November 30, 2022	$ 4,354	$ 7,612	$ 12,970	-	$ 24,936

Disposal	-	(7,612)	-	-	(7,612)

Amortization	1,442	-	1,071	-	2,513

Balance as at November 30, 2023	$ 5,796	$-	$ 14,041	-	$ 19,837

Amortization	1,440	-	-	-	1,440

Balance as at November 30, 2024	$ 7,236	$-	$ 14,041	-	$ 21,277

Net carrying amounts

November 30, 2024	$ 7,568	$-	$-	$-	$ 7,568

November 30, 2023	$ 9,008	$-	$-	$3,488	$ 12,496

The amortization expense of $1,440 (2023 – $ 2,513; 2022 – $ 9,211) is included in selling expenses.
Commercialization rights – Trogarzo
®
On March 18, 2016, the Company entered into a distribution and marketing agreement with TaiMed granting the Company the exclusive right to market Trogarzo
®
in Canada and in the United States. On March 6, 2017, the Company entered into an amended and restated distribution and marketing agreement with TaiMed (“TaiMed Agreement”) granting the Company the exclusive right to market and distribute Trogarzo
®
in Canada and in the United States (collectively, the “North American Territory”) as well as in European Union countries and other countries such as Israel, Norway, Russia and Switzerland (collectively, the “European Territory”). The TaiMed Agreement has a
12-year
term that will expire on a
country-by-country
basis calculated from the date of approval of Trogarzo
®
in each of the countries covered under the TaiMed Agreement. TaiMed is responsible for the manufacture and supply of Trogarzo
®
under the TaiMed Agreement.
Commercialization rights – Trogarzo
®
in the North American Territory
Under the terms of the TaiMed Agreement, TaiMed was responsible for developing Trogarzo
®
and for seeking its approval from the FDA. The Company is responsible, but has no obligation, to seek the approval of Trogarzo
®
from Health Canada and must use its commercially reasonable efforts to commercialize Trogarzo
®
in the United States. The purchase price of Trogarzo
®
payable to TaiMed has been determined at 52% of its net selling price.
Initial payments
Under the TaiMed Agreement, the Company agreed to make an initial payment of US$5,000 and will make several further milestone payments in exchange for the right to commercialize Trogarzo
®
and the right to use TaiMed’s trademark in the North American Territory.
The initial payment of $5,000 was made in accordance with the following:

(i)	$1,000 was paid in cash at the signature of the TaiMed Agreement entered into in March 2016; and

(ii)
$4,000 through the issuance of the Company’s common shares, payable after the first commercial sale of Trogarzo
®
in the United States. The $4,000 payment was made on May 15, 2018 and resulted in the issuance of 1,463,505 common shares to TaiMed.

In

2016, the Company recorded as additions to in
tangi
ble assets an amount of $
5,207
, related to the TaiMed Agreement, which comprised the cash payment of $
1,000
at the signature of the TaiMed Agreement, the
share-based
payment of $
4,000
, and $
207
in acquisition costs.
Further development milestone payments
Under the terms of the TaiMed Agreement, a further milestone of $7,000 was payable in two annual equal installments of $3,500 after achieving aggregate net sales of $20,000 over four consecutive quarters of the Company’s financial year. The first payment of $3,500 was made in July 2019, and the second payment was made in June 2020. The Company determined this milestone to be substantially a development milestone and recorded such amount as additions to intangible assets during 2019. The Company also paid TaiMed further development milestones for Trogarzo
®
in 2022. A $3,000 milestone (payable in two annual equal installments of $1,500) became due upon the date of the first commercial sale of a once every two weeks intravenous (IV) push injection formulation. An amount of $2,832 has been capitalized as an intangible asset in fiscal 2022 related to these milestone payments (refer to Note 15).
Under the terms of the TaiMed Agreement, TaiMed may also launch a larger Phase III trial using Trogarzo
®
with a once every four weeks intramuscular, subcutaneous or intravenous-push (either fast or slow) injection formulation to address a much broader patient population. If launched, this development milestone will consist of an upfront milestone payment of up to $50,000 depending on the size of the newly targeted population, payable quarterly, based on the percentage of net sales generated by Trogarzo
®
.
Further commercial milestone payments
As further consideration under the TaiMed Agreement, the Company shall make the following one-time
payments upon the first occurrence of the following commercial events:

Commercial milestone	Commercial milestone payment
(i) Upon first achieving annual net sales of $200,000	$10,000
(ii) Upon first achieving annual net sales of $500,000	$40,000
(iii) Upon first achieving annual net sales of $1,000,000	$100,000

Commercialization rights – Trogarzo
®
European Territory
On

April 17, 2022, the Company announc
ed
that it would focus its commercial operations on the North American Territory only and, as a result, would cease the commercial sale of Trogarzo
®
in Europe. Refer to Note 3.
Consequently, during the second quarter of 2022, the remaining balance of the intangible asset amounting to $6,356 was recognized as part of the selling expenses to accelerate and fully amortize – Commercialization rights Trogarzo
®
– European Territory.
Oncology platform
On February 25, 2019, the Company acquired Katana Biopharma Inc. (“Katana”) through the purchase of all of its issued and outstanding shares. On May 21, 2019, Katana was wound-up
into the Company and then dissolved.
The Company is the worldwide exclusive licensee of a technology platform using peptides as a vehicle to specifically deliver existing cytotoxic agents to Sortilin receptors, which are overexpressed on cancer cells. The licence was entered into on February 25, 2019 between Katana and Transfert Plus, L.P. (“Transfert Plus”), an affiliate of Aligo Innovation, a university research company that commercializes the research results of universities and other institutional partners from various areas of innovation, including life sciences (the “Licence Agreement”).
Under the terms of the acquisition agreement, part of the purchase price was to be settled through the issuance of common shares upon achieving two milestones. The first milestone consisted in initiating a Phase 1 clinical trial evaluating sudocetaxel zendusortide for the treatment of Sortilin positive solid tumors. This milestone was achieved in March 2021 and was satisfied through the issuance of 120,482 common shares (Note 20 (b)).
The second milestone payment of CA$2,300 (the “Second Development Milestone”) will occur when the results obtained from the Phase I clinical study showing the efficacy of the maximal tolerated dose and/or a reduction in toxicity of the peptide used in the Phase I clinical study which leads to the conclusion that additional clinical studies are justified to pursue the development of such peptide and after taking into account the costs and the risks associated with the further research and development of such peptide and will be satisfied through the issuance of common shares of the Company.

This

acquisition was accounted for as an asset acquisition. During 2019, the Company recorded additions to intangible assets of $
3,073
, which comprised the payment at closing of $
1,965
in cash, $
5
through the issuance of
900
common shares of the Company, the estimated fair value of the share-based
contingent consideration of $
1,028
, and $
75
in acquisition costs. As the
share-based
payments are
equity-settled,
the Company recognized a corresponding increase in equity, and no remeasurement of the fair value will occur regardless of the achievement of the milestones. Since the common shares for the second milestone payment have not been issued yet, the increase in equity is recorded in contributed surplus. Upon the issuance of the common shares, this amount will be reclassified to share capital. The intangible asset was not amortized. Amortization was to begin when the asset would be available for use.
In August 2019, the acquisition agreement was amended to provide for an adjustment to the purchase price of CA$1,080 in the event the Company could indirectly benefit from a CA$1,200 subsidy in connection with its research and development activities. The subsidy was granted in October 2019. The adjustment was payable in two installments. The first installment of CA$500 was paid in cash in October 2019, whereas the second installment of CA$580 was to be paid through the issuance of common shares of the Company at the same time as the payment of the Second Development Milestone of CA$2,300. The cash payment of $376 (CA$500) was recognized as an addition to intangible assets during 2019.
The annual maintenance fees under the Licence Agreement amounted to CA$25 for the first five years and now amount to CA$100 until royalties become payable beginning with the first commercial sale of a product developed using the licensed technology.
The royalties payable under the Licence Agreement vary between 1.0% and 2.5% on net sales of a product based on the licensed technology. If the Company enters into a sublicence agreement, it must then pay amounts varying between 5% and 15% of revenues received from such sublicence agreement.
Under the Licence Agreement, the Company must pay Transfert Plus the following milestones upon the occurrence of the following development milestones for the first product developed in the field of oncology:

(i)	First milestone payment: $39 (CA$50), which was paid in May 2021, upon the successful enrollment of the first patient in the first Phase 1 clinical trial;

(ii)	Second milestone payment: CA$100 upon the successful enrollment of the first patient in the first Phase 2 clinical trial; and

(iii)	Third milestone payment: CA$200 upon the successful enrollment of the first patient in the first Phase 3 clinical trial.

In

addition, the Company must pay CA$
200
 per product upon receiving the first approval for such product by a regulatory authority. The approval shall entitle the sponsor to commercialize the product in the territory in which the approval was obtained.
In the last quarter of 2024,
the Company deferred indefinitely future material investments in the oncology platform and is currently reaching out to pharmaceutical companies to out-licence the rights to the oncology platform. Consequently, management has carried out an impairment test. The recoverable amount of the CGU (the oncology platform) was estimated based on the present value of the future cash flows expected to be derived from the CGU (value in use), assuming that the regulatory approval is delayed indefinitely. Accordingly, the recoverable amount of the CGU was estimated to be nil and a $3,488
impairment loss was recorded and included in research and development expenses.